RISK MANAGEMENT - Credit Quality Analysis of the Group (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Debt instruments Book Value	100.00%
Equity Instruments: Shares	100.00%
Equity Instruments: Investments Funds Book Value	100.00%
Other Financial Instruments
RISK MANAGEMENT
Maximum exposure	$ 37,194,524	$ 30,404,102
Collateral (held) pledged	(879,613)	(1,214,779)
Net exposure	$ 36,314,911	29,189,323
Debt instruments
RISK MANAGEMENT
Percentage of financial instruments not in default	100.00%
Maximum exposure	$ 27,431,181	28,833,828
Collateral (held) pledged	(741,197)	(1,214,692)
Net exposure	26,689,984	27,619,136
Debt instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	21,851,178	24,183,394
Debt instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	2,090,039	2,730,400
Debt instruments | High Risk
RISK MANAGEMENT
Maximum exposure	3,476,980	1,920,034
Debt instruments | Without Rating
RISK MANAGEMENT
Maximum exposure	12,984
Equity securities
RISK MANAGEMENT
Maximum exposure	573,855	480,153
Collateral (held) pledged		0
Net exposure	573,855	480,153
Equity securities | Low Risk
RISK MANAGEMENT
Maximum exposure	235,664	256,916
Equity securities | Medium Risk
RISK MANAGEMENT
Maximum exposure	19,074	33,627
Equity securities | High Risk
RISK MANAGEMENT
Maximum exposure	13,728	12,526
Equity securities | Without Rating
RISK MANAGEMENT
Maximum exposure	$ 305,389	177,084
Derivatives
RISK MANAGEMENT
Percentage of financial instruments not in default	100.00%
Maximum exposure	$ 9,189,488	1,090,121
Collateral (held) pledged	(138,416)	(87)
Net exposure	9,051,072	1,090,034
Derivatives | Low Risk
RISK MANAGEMENT
Maximum exposure	9,119,402	1,047,939
Derivatives | Medium Risk
RISK MANAGEMENT
Maximum exposure	14,464	38,521
Derivatives | High Risk
RISK MANAGEMENT
Maximum exposure	$ 55,622	$ 3,661